Quarterly Holdings Report
for
Fidelity Flex® Freedom Blend Funds
Fidelity Flex® Freedom Blend 2010 Fund
December 31, 2021
Z10-NPRT3-0322
1.9884233.104
Domestic Equity Funds - 15.6%
	Shares	Value ($)
Fidelity Series Blue Chip Growth Fund (a)	253	4,160
Fidelity Series Commodity Strategy Fund (a)	681	2,784
Fidelity Series Large Cap Growth Index Fund (a)	136	2,636
Fidelity Series Large Cap Stock Fund (a)	154	2,931
Fidelity Series Large Cap Value Index Fund (a)	361	5,611
Fidelity Series Small Cap Opportunities Fund (a)	94	1,404
Fidelity Series Value Discovery Fund (a)	125	2,076
TOTAL DOMESTIC EQUITY FUNDS (Cost $17,458)		21,602

International Equity Funds - 18.4%
	Shares	Value ($)
Fidelity Series Canada Fund (a)	110	1,592
Fidelity Series Emerging Markets Fund (a)	100	1,050
Fidelity Series Emerging Markets Opportunities Fund (a)	449	9,444
Fidelity Series International Growth Fund (a)	188	3,588
Fidelity Series International Index Fund (a)	123	1,506
Fidelity Series International Small Cap Fund (a)	59	1,258
Fidelity Series International Value Fund (a)	321	3,590
Fidelity Series Overseas Fund (a)	249	3,587
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $21,624)		25,615

Bond Funds - 54.1%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (a)	878	8,828
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a)	353	3,578
Fidelity Series Corporate Bond Fund (a)	913	10,058
Fidelity Series Emerging Markets Debt Fund (a)	80	729
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	26	244
Fidelity Series Floating Rate High Income Fund (a)	15	139
Fidelity Series Government Bond Index Fund (a)	1,267	13,402
Fidelity Series High Income Fund (a)	93	886
Fidelity Series Inflation-Protected Bond Index Fund (a)	521	5,508
Fidelity Series International Credit Fund (a)	7	66
Fidelity Series International Developed Markets Bond Index Fund (a)	267	2,627
Fidelity Series Investment Grade Bond Fund (a)	1,230	14,295
Fidelity Series Investment Grade Securitized Fund (a)	962	9,901
Fidelity Series Long-Term Treasury Bond Index Fund (a)	506	4,315
Fidelity Series Real Estate Income Fund (a)	45	527
TOTAL BOND FUNDS (Cost $74,345)		75,103

Short-Term Funds - 11.9%
	Shares	Value ($)
Fidelity Series Government Money Market Fund 0.08% (a)(b)	3,252	3,252
Fidelity Series Short-Term Credit Fund (a)	348	3,490
Fidelity Series Treasury Bill Index Fund (a)	975	9,754
TOTAL SHORT-TERM FUNDS (Cost $16,483)		16,496

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $129,910)	138,816
NET OTHER ASSETS (LIABILITIES) - 0.0%	(1)
NET ASSETS - 100.0%	138,815

Legend

(a)	Affiliated Fund
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	-	8,843	-	57	-	(15)	8,828
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	-	3,559	6	24	-	25	3,578
Fidelity Series Blue Chip Growth Fund	4,251	1,444	1,406	878	164	(293)	4,160
Fidelity Series Canada Fund	1,142	386	103	35	7	160	1,592
Fidelity Series Commodity Strategy Fund	3,632	1,275	1,631	1,150	(185)	(307)	2,784
Fidelity Series Corporate Bond Fund	9,655	834	576	216	(6)	151	10,058
Fidelity Series Emerging Markets Debt Fund	713	50	32	25	(4)	2	729
Fidelity Series Emerging Markets Debt Local Currency Fund	236	27	5	9	-	(14)	244
Fidelity Series Emerging Markets Fund	1,148	204	198	34	22	(126)	1,050
Fidelity Series Emerging Markets Opportunities Fund	10,376	2,889	2,073	1,079	309	(2,057)	9,444
Fidelity Series Floating Rate High Income Fund	140	13	15	5	-	1	139
Fidelity Series Government Bond Index Fund	11,904	1,499	124	100	(2)	125	13,402
Fidelity Series Government Money Market Fund 0.08%	7,262	163	4,173	3	-	-	3,252
Fidelity Series High Income Fund	825	62	15	36	-	14	886
Fidelity Series Inflation-Protected Bond Index Fund	12,732	878	8,307	457	763	(558)	5,508
Fidelity Series International Credit Fund	64	2	-	2	-	-	66
Fidelity Series International Developed Markets Bond Index Fund	-	2,641	-	2	-	(14)	2,627
Fidelity Series International Growth Fund	2,809	1,048	437	281	14	154	3,588
Fidelity Series International Index Fund	1,173	407	132	37	6	52	1,506
Fidelity Series International Small Cap Fund	1,013	281	68	146	8	24	1,258
Fidelity Series International Value Fund	2,806	1,145	445	176	10	74	3,590
Fidelity Series Investment Grade Bond Fund	13,214	1,262	282	233	(1)	102	14,295
Fidelity Series Investment Grade Securitized Fund	9,257	840	184	45	(2)	(10)	9,901
Fidelity Series Large Cap Growth Index Fund	2,683	266	888	82	258	317	2,636
Fidelity Series Large Cap Stock Fund	2,930	438	534	266	45	52	2,931
Fidelity Series Large Cap Value Index Fund	5,596	840	1,176	336	84	267	5,611
Fidelity Series Long-Term Treasury Bond Index Fund	3,579	1,004	573	75	(94)	399	4,315
Fidelity Series Overseas Fund	2,814	919	558	104	54	358	3,587
Fidelity Series Real Estate Income Fund	498	23	25	18	1	30	527
Fidelity Series Short-Term Credit Fund	3,580	767	801	55	(4)	(52)	3,490
Fidelity Series Small Cap Opportunities Fund	1,415	496	317	356	23	(213)	1,404
Fidelity Series Treasury Bill Index Fund	11,541	2,422	4,209	5	-	-	9,754
Fidelity Series Value Discovery Fund	2,068	333	421	169	41	55	2,076
	131,056	37,260	29,714	6,496	1,511	(1,297)	138,816

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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